Summary Prospectus April 30, 2010

ING Columbia Small Cap Value Portfolio

Class / Ticker	S2/ICVPX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2010, and most recent financial report to shareholders dated December 31, 2009 are incorporated by reference into (are legally considered part of) this Summary Prospectus. For free paper or electronic copies of the Prospectus and other Portfolio information (including the SAI and most recent financial report to shareholders), go to www.INGFunds.com/vp/literature, email a request to Literature_request@INGFunds.com, call 1-800-262-3862, or ask your salesperson, financial intermediary, or retirement plan administrator.

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.75%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.45%
Waivers and Reimbursements[1]	(0.11)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.34%
1	The adviser is contractually obligated to limit expenses to 1.55% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Also, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2011. Based upon net assets as of December 31, 2009, the management fee waiver for the portfolio would be (0.00)%. There is no guarantee that the management fee waiver will continue after May 1, 2011. The management fee waiver will only renew if the adviser elects to renew it. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$136	448	782	1,726

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index, at the time of purchase, that the Sub-Adviser believes are undervalued and have the potential for long-term growth. The Portfolio will provide shareholders with at least 60 days’

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prior written notice of any change in this investment policy. The market capitalization of companies in the Russell 2000® Value Index as of December 31, 2009, ranged from $32 million and $4 billion.

The Portfolio may invest up to 20% of its total assets in foreign securities and depositary receipts. The Portfolio may invest in real estate investment trusts. The Portfolio may invest in other investment companies, including exchange-traded funds, to the extend permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”); convertible securities; initial public offerings; and derivatives, including options on securities, options on stock indices, covered calls, secured put options and over-the-counter options.

The Sub-Adviser combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Portfolio. The management team considers, among other things: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; and various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value (the Sub-Adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); a company’s current operating margins relative to its historic range and future potential; and potential indicators of stock price appreciation. These could take the form of anticipated earnings growth, company restructuring, changes in management, new product opportunities, business model changes, or anticipated improvements in macroeconomic factors.

The Sub-Adviser may sell a security when its price reaches a target set by the team, if the Sub-Adviser believes there is deterioration in the company’s financial circumstances or fundamental prospects, when the Sub-Adviser believes other investments are more attractive or for other reasons.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Initial Public Offerings  Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Portfolio’s asset base is small, the impact of such investments on the Portfolio’s return will be magnified. As the Portfolio’s assets grow, it is likely that the effect of the Portfolio’s investment in IPOs on the Portfolio’s return will decline.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in

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other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments  Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)  Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses, in addition to terrorist attacks, war or other acts that destroy real property.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company  Investments in small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.

Value Investing  Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2 shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 3rd, 2009, 21.41% and Worst quarter: 4th, 2008, (24.26)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		24.51	(4.06)	N/A	05/01/06
Russell 2000® Value Index[1]	%	20.58	(4.68)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

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PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
Directed Services LLC	Columbia Management Advisors, LLC
Portfolio Managers
Christian K. Stadlinger, CFA	Jarl Ginsberg, CFA
Portfolio Manager (since 05/06)	Portfolio Manager (since 05/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

SPRO-IPICSCVS2

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